Consolidated and Combined Balance Sheets (Parentheticals) - shares	Dec. 31, 2016	Dec. 31, 2015
Statement Of Financial Position [Abstract]
Common units issued	9,675,795	9,342,692
Common units outstanding	9,675,795	9,342,692
Subordinated Series A units issued	1,592,920	0
Subordinated Series A units outstanding	1,592,920	0
Subordinated units issued	9,342,692	9,342,692
Subordinated units outstanding	9,342,692	9,342,692
General Partners units issued	420,641	413,843
General Partners units outstanding	420,641	413,843